Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	12 Months Ended	16 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000265834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oakmark Global Large Cap ETF
C000265835
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oakmark International Large Cap ETF
C000255242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oakmark U.S. Large Cap ETF
Without Sales Load [Member] | C000265834
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.04%)
Without Sales Load [Member] | C000265835
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.56%)
Without Sales Load [Member] | C000255242
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%	8.83%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent	(3.40%)
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex U.S. Index (Net)
Average Annual Return, Percent	1.35%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			17.80%	7.31%
Harris Associates Index: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index (Net)
Average Annual Return, Percent	2.05%
Harris Associates Index: MSCI World ex U.S. Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex U.S. Value Index (Net)
Average Annual Return, Percent	5.67%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent			15.87%	8.06%